UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/12

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA              10/22/12
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                63

Form 13F Information Table Value Total:           180,397

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
Abbott Laboratories              COM           002824100         285        4,159                              1,135         3,024
Accenture PLC                    COM           g1150g111         568        8,110                              1,810         6,300
Activision Blizzard, Inc.        COM           00507v109         168       14,870                              4,470        10,400
AFLAC Inc                        COM           001055102         246        5,138                              1,510         3,628
Amazon.Com Inc                   COM           023135106         412        1,620                                570         1,050
American Electric Power Co Inc   COM           025537101         430        9,780                              2,480         7,300
Amgen Inc                        COM           031162100         338        4,015                                980         3,035
Amphenol Corp-CL A               COM           032095101         562        9,545                              1,745         7,800
Apple Inc                        COM           037833100       1,421        2,130                                380         1,750
Arch Capital Group               COM           G0450A105         379        9,090                              3,240         5,850
AT&T Corp                        COM           00206R102         233        6,171                              6,171
ATLAS ENERGY LP                  COM           04930A104      50,461    1,460,942                          1,386,362        74,580
AURICO GOLD INC                  COM           05155C105       3,641      520,840                            470,000        50,840
BEAR CREEK MINING CORP           COM           07380N104      22,851    6,059,250                          5,906,500       152,750
Bristol Myers Squibb Co          COM           110122108         369       10,920                              2,720         8,200
Caterpillar Inc                  COM           149123101         253        2,940                                940         2,000
CHESAPEAKE ENERGY OKLA           COM           165167BW6         187        9,925                                            9,925
Chevron Corp                     COM           166764100         752        6,455                              1,265         5,190
Coca Cola Co                     COM           191216100         915       24,136                              3,000        21,136
COEUR D'ALENE MINES CORP         COM           192108AQ1      66,802    2,317,090                          2,283,800        33,290
Colgate Palmolive Co             COM           194162103         344        3,209                                960         2,249
CONSOL ENERGY INC    COM         COM           20854P109         346       11,520                                           11,520
Costco Wholesale Corp            COM           22160K105         461        4,600                              4,600
CVS/Caremark Corp                COM           126650100         380        7,845                              1,977         5,868
Danaher Corp                     COM           235851102         489        8,870                              2,370         6,500
Dell Inc                         COM           24702R101         200       20,250                             20,250
Disney, Walt Co                  COM           254687106         382        7,310                              1,960         5,350
ESPERANZA RESOURCES CORP         COM           29664V107       2,500    1,455,000                          1,455,000
EXCO RES INC                     COM           296315104         184       22,995                                           22,995
Exxon Mobil Corp                 COM           30231G102         959       10,482                              1,184         9,298
EZCORP INC NON VTG CL A          COM           269279402         140        6,095                                            6,095
Freeport McMoran Copper & Gold   COM           35671D857         257        6,500                              1,500         5,000
General Electric Co              COM           369604103         338       14,900                                200        14,700
Gilead Sciences Inc.             COM           375558103         461        6,955                              1,355         5,600
Google                           COM           38259P508         456          605                                180           425
HECLA MINING CO DEL              COM           302301106       4,912      749,998                            749,998
Home Depot Inc                   COM           437076102       1,346       22,292                                350        21,942
International Business Machine   COM           459200101         696        3,353                                660         2,693
Johnson & Johnson                COM           478160104         442        6,417                                150         6,267
Kellogg Co                       COM           487836108         308        5,960                              1,860         4,100
McDonalds Corp                   COM           580135101         281        3,064                                850         2,214
McKesson HBOC Inc                COM           58155Q103         202        2,350                                750         1,600
Merck & Co Inc                   COM           58933Y105         252        5,592                                 57         5,535
Microsoft Corp                   COM           594918104         459       15,430                              2,180        13,250
NEW GOLD INC CDA                 COM           644535106         354       28,965                                           28,965
Omnicom Group                    COM           681919106         256        4,960                              1,310         3,650
Oracle Corp                      COM           68389X105         206        6,540                              2,000         4,540
PAN AMERICAN SILVER CORP         COM           697900108       2,736      127,620                             92,000        35,620
Pfizer Inc                       COM           717081103         239        9,603                                198         9,405
Praxair Inc                      COM           74005P104         315        3,035                                925         2,110
Procter & Gamble Co              COM           742718109         817       11,780                              1,675        10,105
Reliance Steel                   COM           759509102         375        7,160                              1,410         5,750
SANDSTORM GOLD LTD RESTRICTED    COM           80013R206       3,205      250,000                            250,000
Schlumberger Ltd                 COM           806857108         363        5,014                              5,014
SILVER WHEATON CORP              COM           828336107         360        9,055                                            9,055
Stryker Corp                     COM           863667101         283        5,080                                 80         5,000
U.S. Bancorp                     COM           902973304         299        8,730                              2,830         5,900
ULTRA PETROLEUM CORP             COM           903914109         354       16,125                                           16,125
United Technologies Corp         COM           913017109         620        7,918                              1,465         6,453
UnitedHealth Group Inc           COM           91324p102         233        4,200                              1,300         2,900
Verizon Communications           COM           92343v104         512       11,240                              2,300         8,940
Wal-Mart Stores Inc              COM           931142103         456        6,175                                880         5,295
Western Digital Corp             COM           958102105         346        8,945                              2,495         6,450
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